Note 4 - Debt (Details Textual) - Revolving Credit Facility [Member]	Dec. 11, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 10, 2018 USD ($)
Citizens National Bank [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 7,500,000
VeraBank [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 5,000,000
Line of Credit Facility, Interest Rate at Period End		4.95%
Debt Instrument, Borrowing Base, Percent of Accounts Receivable	80.00%
Debt Instrument, Borrowing Base, Percent of Inventory	40.00%
Debt Instrument, Borrowing Base, Maximum Threshold of Inventory	$ 3,000,000
Debt Instrument, Minimum Threshold of Shareholders' Equity	$ 50,000,000
Debt Instrument, Debt to Shareholders' Equity Maximum Threshold, Percent	50.00%
Debt Instrument, Debt Service Coverage Ratio, Minimum Threshold	2
Long-term Line of Credit, Total		$ 0
VeraBank [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	(0.55%)